Investment in finance and sales-type leases, net (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other Industries [Abstract]
Sales-type and financing leases, interest income	$ 12.5	$ 13.6	$ 24.7	$ 27.3